INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.   INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

		Software,
		licences and
		other	Projects
	Spectrum	intangible	under
	licences	assets	development	Total
Cost

Balance as of December 31, 2018	$723.5	$1,004.0	$160.8	$1,888.3
Additions[1]	255.8	197.4	14.9	468.1
Net change in additions financed with non-cash balances	—	(73.3)	60.7	(12.6)
Reclassification	—	80.8	(154.5)	(73.7)
Retirement, disposals and other	—	(9.7)	—	(9.7)
Balance as of December 31, 2019	979.3	1,199.2	81.9	2,260.4
Additions	—	122.1	58.1	180.2
Business acquisitions	—	9.8	—	9.8
Net change in additions financed with non-cash balances[2]	—	(114.9)	62.2	(52.7)
Reclassification	—	99.7	(99.7)	—
Retirement, disposals and other	—	(19.1)	—	(19.1)
Balance as of December 31, 2020	$979.3	$1,296.8	$102.5	$2,378.6
[1]

On April 10, 2019, the Corporation acquired 10 spectrum licences in the 600 MHz band covering Eastern, Southern and Northern Québec, as well as Outaouais and Eastern Ontario regions for a total price of $255.8 million.

[2]	Includes a $50.3 million government credit for large investment projects receivable in 2020.

		Software,
		licences and
		other	Projects
	Spectrum	intangible	under
	licences	assets	development	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2018	$247.7	$581.0	$—	$828.7
Amortization	—	95.0	—	95.0
Balance as of December 31, 2019	247.7	676.0	—	923.7
Amortization	—	122.6	—	122.6
Retirement, disposals and other	—	(19.1)	—	(19.1)
Balance as of December 31, 2020	$247.7	$779.5	$—	$1,027.2

Net carrying amount
As of December 31, 2019	$731.6	$523.2	$81.9	$1,336.7
As of December 31, 2020	$731.6	$517.3	$102.5	$1,351.4

The cost of internally generated intangible assets, mainly composed of software, was $631.5 million as of December 31, 2020 ($573.8 million as of December 31, 2019). For the year ended December 31, 2020, the Corporation recorded additions of internally generated intangible assets of $73.1 million ($40.1 million in 2019 and $33.9 million in 2018).

The accumulated amortization and impairment losses of internally generated intangible assets, mainly composed of software, was $388.4 million as of December 31, 2020 ($358.8 million as of December 31, 2019). For the year ended December 31, 2020, the Corporation recorded $44.0 million in amortization on its internally generated intangible assets ($39.5 million in 2019 and $35.3 million in 2018).

The net carrying value of internally generated intangible assets was $243.1 million as of December 31, 2020 ($215.0 million as of December 31, 2019).